Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details)	Dec. 31, 2024
Motor Vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvement [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the remaining term of the lease or 3 years, whichever is shorter
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Computers [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture and Fixture [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Computers [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Furniture and Fixture [Member]
Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years